Description of Business, Liquidity and Capital Resources (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 08, 2020
Description of Business, Liquidity and Capital Resources (Textual)
Description of liquidity and capital resources		Although we have continuing negative cash flow from operations, the cash outflow since the Mergers is partially attributable to approximately $5.1 million in costs incurred in connection with specific transactions, including the Mergers, acquisitions completed or expected to close within the next twelve months and the issuance of debt. We began a cost reduction initiative in the second half of our fiscal year ended June 30, 2020 and during the three months ended September 30, 2020, we implemented phase two of that initiative. The cost-cutting measures included a reduction in headcount, because as our business has matured we have been able to streamline our operations, we also determined to forego certain costs, which have not historically yielded sufficient returns. Since beginning this initiative we have achieved a reduction in cash used in operations in excess of $0.6 million on a quarterly basis. On October 30, 2020, we closed a public offering of our common stock with net proceeds of $11.9 million after equity issuance costs. We anticipate our current cash balances will be sufficient to meet the working capital requirements for the next twelve months.		Although we have continuing negative cash flow from operations, the cash outflow since the Mergers is partially attributable to approximately $4.1 million in costs incurred in connection with specific transactions, including the Mergers, acquisitions completed or expected to close within the next twelve months and the issuance of debt. We implemented a cost reduction initiative and achieved a reduction in cash used in operations in excess of $1.0 million between the third and fourth quarters of fiscal year 2020.
Net proceeds of secured convertible notes						$ 13,800,000
Net loss		$ (4,741,876)	$ (2,326,332)	$ (15,534,345)	$ (12,403,215)
Cash in operations		(4,181,159)	(3,142,174)	(14,347,652)	(9,048,595)
Working capital		900,000
Non recurring expenses		1,100,000
PPP Loan		$ 2,000,000
Cost reduction initiatives, description		cost reduction initiatives reducing costs and identifying costs savings that we expect to result in annual savings of an additional $3.0 million to $4.0 million.
Loss from operations		$ (5,523,470)	(2,399,427)	(17,271,851)	(12,512,346)
Cash		14,257,858		24,155,828	21,867,289
Offering costs					$ 10,000,000
Subsequent Event [Member]
Description of Business, Liquidity and Capital Resources (Textual)
Common stock, shares	5
Offering costs	$ 11,000,000